OTHER EQUITY AND RESERVES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Balance	$ 1,364	$ 0
Share-based payments expenses	3,156	1,364
Balance	$ 4,520	$ 1,364